Document and Entity Information - USD ($)	3 Months Ended
	Mar. 31, 2019	May 13, 2019	Apr. 12, 2019	Jun. 29, 2018
Document And Entity Information
Entity Registrant Name	Globe Photos, Inc.
Entity Central Index Key	0001527844
Document Type	S-1/A
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Amendment Description	to reflect the effects of a 1-for-40 reverse stock split
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float				$ 22,800,442
Entity Common Stock, Shares Outstanding		326,428,583	326,428,584
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false